Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	UBCP
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 4,764	$ 5,006
Interest-bearing demand deposits	10,917	5,929
Cash and cash equivalents	15,681	10,935
Certificates of deposit in other financial institutions		2,564
Available-for-sale securities	81,998	96,155
Held-to-maturity securities	4,450	6,331
Loans, net of allowance for loan losses of $2,921 and $2,740 at December 31, 2011 and 2010, respectively	281,526	276,037
Premises and equipment	9,804	9,278
Federal Home Loan Bank stock	4,810	4,810
Foreclosed assets held for sale, net	2,046	1,912
Intangible assets	424	543
Accrued interest receivable	1,410	1,441
Deferred federal income taxes	909	801
Bank-owned life insurance	10,672	10,401
Other assets	1,836	2,227
Total assets	415,566	423,435
Deposits
Demand	142,021	131,600
Savings	57,907	52,463
Time	128,612	141,383
Total deposits	328,540	325,446
Short-term borrowings	9,968	11,843
Federal Home Loan Bank advances	32,951	43,450
Subordinated debentures	4,000	4,000
Interest payable and other liabilities	3,925	3,115
Total liabilities	379,384	387,854
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2011 - 5,360,304 shares, 2010 5,370,304 shares	5,360	5,370
Additional paid-in capital	17,391	20,133
Retained earnings	18,399	15,308
Stock held by deferred compensation plan; 2011 - 197,111 shares, 2010 - 176,392 shares	(1,856)	(1,657)
Unearned ESOP compensation	(2,081)	(2,311)
Accumulated other comprehensive loss	(920)	(707)
Treasury stock, at cost 2011 - 9,150 shares, 2010 - 45,717 shares	(111)	(555)
Total stockholders' equity	36,182	35,581
Total liabilities and stockholders' equity	$ 415,566	$ 423,435

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance for loan losses	$ 2,921	$ 2,740
Preferred stock, no par value
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,360,304	5,370,304
Stock held by deferred compensation plan, shares	197,111	176,392
Treasury stock, shares	9,150	45,717

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans	$ 17,541	$ 17,513
Securities
Taxable	1,374	2,229
Tax-exempt	1,055	1,493
Certificates of deposit in other financial institutions		143
Federal funds sold	24	76
Dividends on Federal Home Loan Bank and other stock	217	213
Total interest and dividend income	20,211	21,667
Interest Expense
Deposits	2,977	4,406
Borrowings	1,730	2,074
Total interest expense	4,707	6,480
Net Interest Income	15,504	15,187
Provision for loan losses	1,968	1,816
Net Interest Income After Provision for Loan Losses	13,536	13,371
Noninterest Income
Customer service fees	2,102	2,229
Net gains on loan sales	94	184
Gain on sales of securities - net	370	47
Earnings on bank-owned life insurance	449	423
Gain (loss) on sale of real estate and other repossessed assets	(15)	30
BOLI benefit in excess of surrender value	100
Other	412	404
Total noninterest income	3,512	3,317
Noninterest Expense
Salaries and employee benefits	6,463	6,829
Net occupancy and equipment expense	1,776	1,683
Provision for losses on foreclosed real estate	87	90
Professional fees	906	824
Insurance	265	384
Deposit insurance premiums	322	514
Franchise and other taxes	493	505
Marketing expense	212	289
Printing and office supplies	225	261
Amortization of intangible assets	119	113
Core computer conversion expense	28	273
Other	2,207	2,157
Total noninterest expense	13,103	13,922
Income Before Federal Income Taxes	3,945	2,766
Provision for Federal Income Taxes	854	219
Net Income	$ 3,091	$ 2,547
Basic Earnings Per Share	$ 0.63	$ 0.52
Diluted Earnings Per Share	$ 0.62	$ 0.52

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2009	$ 35,211	$ 5,370	$ 22,830	$ (2,731)	$ (2,512)	$ 12,761	$ (507)
Comprehensive income
Net income	2,547					2,547
Unrealized gains (losses) on securities designated as available for sale, net of related taxes	(213)						(213)
Defined benefit plan	13						13
Total comprehensive income	2,347
Cash dividends - $0.56 per share	(2,960)		(2,960)
Shares purchased for deferred compensation plan	104		195	(91)
Shares distributed from deferred compensation plan			(45)	45
Expense related to share-based compensation plans	220		220
Purchase of shares by Dividend Reinvestment Plan	458		(107)	565
Amortization of ESOP	201				201
Ending Balance at Dec. 31, 2010	35,581	5,370	20,133	(2,212)	(2,311)	15,308	(707)
Comprehensive income
Net income	3,091					3,091
Unrealized gains (losses) on securities designated as available for sale, net of related taxes	406						406
Defined benefit plan	(619)						(619)
Total comprehensive income	2,878
Cash dividends - $0.56 per share	(2,988)		(2,988)
Shares purchased for deferred compensation plan	72		167	(95)
Shares distributed from deferred compensation plan			(1)	1
Expense related to share-based compensation plans	200		200
Purchase of shares by Dividend Reinvestment Plan	236		(103)	339
Forfeit of restricted stock		(10)	10
Amortization of ESOP	203		(27)		230
Ending Balance at Dec. 31, 2011	$ 36,182	$ 5,360	$ 17,391	$ (1,967)	$ (2,081)	$ 18,399	$ (920)

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash dividends, per share	$ 0.56	$ 0.56

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 3,091	$ 2,547
Items not requiring (providing) cash
Depreciation and amortization	963	815
Amortization of intangible assets	119	113
Provision for loan losses	1,968	1,816
Provision for losses on foreclosed real estate	87	90
Amortization of premiums and discounts on securities-net	(68)	141
Amortization and impairment of mortgage servicing rights	47	52
Deferred income taxes	(44)	(365)
Gain on sales of securities	(370)	(47)
Originations of loans held for sale	(5,904)	(14,096)
Proceeds from sale of loans held for sale	5,998	14,280
Net gains on sales of loans	(94)	(184)
Amortization of ESOP	203	201
Expense related to share-based compensation plans	200	220
Loss (gain) on sale of real estate and other repossessed assets	15	(30)
Changes in
Bank-owned life insurance	(271)	(383)
Accrued interest receivable	31	777
Other assets	391	440
Interest payable and other liabilities	(125)	244
Net cash provided by operating activities	6,237	6,631
Investing Activities
Purchases of available-for-sale securities	(88,899)	(104,099)
Proceeds from maturities of available-for-sale securities	94,993	100,674
Proceeds from sales of available-for-sale securities	9,111	3,489
Proceeds from maturities of held-to-maturity securities	1,581	6,927
Proceeds from sales of held-to-maturity securities	302	971
Net changes in certificates of deposit in other financial institutions	2,564	15,011
Net change in loans	(8,168)	(23,604)
Purchases of premises and equipment	(1,489)	(1,404)
Proceeds from sales of foreclosed assets	474	676
Net cash provided by (used in) investing activities	10,469	(1,359)
Financing Activities
Net increase (decrease) in deposits	3,094	(19,097)
Net change in Federal Home Loan Bank advances and short term borrowings	(12,374)	(4,113)
Cash dividends paid	(2,988)	(2,960)
Proceeds from purchase of shares by the dividend reinvestment plan	236	458
Shares purchased for deferred compensation plan	72	104
Net cash used in financing activities	(11,960)	(25,608)
Increase (Decrease) in Cash and Cash Equivalents	4,746	(20,336)
Cash and Cash Equivalents, Beginning of Year	10,935	31,271
Cash and Cash Equivalents, End of Year	15,681	10,935
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	4,810	6,541
Federal income taxes paid	985	445
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	710	1,271
Unrealized gains (losses) on securities designated as available for sale, net of related tax effects	406	(213)
Change in unfunded status of defined benefit plan liability	$ (937)	$ 20

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies

Note 1:      Nature of Operations and Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of United Bancorp, Inc. (“United” or “the Company”) and its wholly-owned subsidiary, The Citizens Savings Bank of Martins Ferry, Ohio (“the Bank” or “Citizens”). The Company operates in two divisions, The Community Bank, a division of The Citizens Savings Bank and the Citizens Bank, a division of The Citizens Savings Bank. All intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

The Company’s revenues, operating income and assets are almost exclusively derived from banking. Accordingly, all of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Customers are mainly located in Athens, Belmont, Carroll, Fairfield, Harrison, Hocking, Jefferson and Tuscarawas Counties and the surrounding localities in northeastern, east-central and southeastern Ohio and include a wide range of individuals, businesses and other organizations. The Citizens Bank division conducts its business through its main office in Martins Ferry, Ohio and branches in Bridgeport, Colerain, Dellroy, Dillonvale, Dover, Jewett, New Philadelphia, St. Clairsville East, Saint Clairsville West, Sherrodsville, Strasburg and Tiltonsville, Ohio. The Community Bank division conducts its business through its main office in Lancaster, Ohio and branches in Amesville, Glouster, Lancaster and Nelsonville, Ohio.

The Company’s primary deposit products are checking, savings and term certificate accounts and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Company can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses (and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans). In connection with the determination of the allowance for loan losses (and the valuation of foreclosed assets held for sale), management obtains independent appraisals for significant properties.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash equivalents consisted primarily of due from accounts with the Federal Reserve and other correspondent Banks.

Effective July 21, 2010, the FDIC’s insurance limits were permanently increased to $250,000. At December 31, 2011 and 2010, none of the Company’s interest-bearing cash accounts exceeded the federally insured limit of $250,000.

Pursuant to legislation enacted in 2010, the FDIC will fully insure all noninterest-bearing accounts beginning December 31, 2010 through December 31, 2012 at all FDIC institutions.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost, when the Company does not intend to sell a debt security, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. At December 31, 2011 and 2010, the Company did not have any loans held for sale.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal balances adjusted for any charge-offs, the allowance for loan losses and any unamortized deferred fees or costs on originated loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation. Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets. An accelerated method is used for tax purposes.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value, less costs to sell, at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Bank-Owned Life Insurance

The Company and the Bank have purchased life insurance policies on certain key executives. Company and bank-owned life insurance is recorded at its cash surrender value, or the amount that can be realized.

Intangible Asset

In conjunction with an acquisition, the Company recorded a core deposit intangible asset of approximately $812,000. This asset was recorded at fair value and is being amortized over a seven year period using the straight line method. The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2011 and 2010 was:

	Gross Carrying Amount	2011 Accumulated Amortization	2010 Accumulated Amortization
	(In thousands)

Core deposits	$812	$388	$269

Amortization expense for the years ended December 31, 2011 and 2010, was $119,000 and $113,000, respectively. Estimated amortization expense for each of the following three years through 2014 is $119,000 per year and is $67,000 in 2015.

Treasury Stock

Common shares repurchased are recorded at cost. Cost of shares retired or reissued is determined using the weighted average cost.

Stock Options and Restricted Stock Awards

The Company has a share-based employee compensation plan, which is described more fully in Note 14. In accordance with the United Bancorp, Inc. 2008 Incentive Award Plan that was approved by stockholders, the Company issued restricted common stock to certain officers and directors of the Company during 2009 which is described more fully in Note 14.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if based on the weight of evidence available it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. At December 31, 2011, the Company had no uncertain tax positions.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary. With a few exceptions, the Company is no longer subject to the examination by tax authorities for years before 2010.

Deferred Compensation Plan

Directors have the option to defer all or a portion of fees for their services into a deferred stock compensation plan that invests in common shares of the Company. Officers of the Company have the option to defer up to 50% of their annual incentive award into this plan. The plan does not permit diversification and must be settled by the delivery of a fixed number of shares of the Company stock. The stock held in the plan is included in equity as deferred shares and is accounted for in a manner similar to treasury stock. Subsequent changes in the fair value of the Company’s stock are not recognized. The deferred compensation obligation is also classified as an equity instrument and changes in the fair value of the amount owed to the participant are not recognized.

Stockholders’ Equity and Dividend Restrictions

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. Generally, the Bank’s payment of dividends is limited to net income for the current year plus the two preceding calendar years, less capital distributions paid over the comparable time period. Dividend payments to the stockholders may be legally paid from additional paid-in capital or retained earnings.

Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during each period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Treasury stock shares and unearned ESOP shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the funded status of the defined benefit pension plan.

Advertising

Advertising costs are expensed as incurred.

Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restriction on Cash and Due From Banks

Note 2:      Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2011 and 2010, was $6.9 million and $6.0 million, respectively.

Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 3:      Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2011:
U.S. government agencies	$64,077	$98	$(7)	$64,168
State and political subdivisions	17,173	652	(8)	17,817
Equity securities	4	9	––	13

	$81,254	$759	$(15)	$81,998

December 31, 2010:
U.S. government agencies	$61,908	$53	$(728)	$61,233
State and political subdivisions	25,008	315	(28)	25,295
Government sponsored entities mortgage-backed securities	9,105	509	––	9,614
Equity securities	4	9	––	13

	$96,025	$886	$(756)	$96,155

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2011:
State and political subdivisions	$4,450	$147	$––	$4,597

December 31, 2010:
State and political subdivisions	$6,331	$179	$––	$6,510

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)

Within one year	$201	$204	$904	$926
One to five years	2,893	2,975	1,910	1,999
Five to ten years	37,471	37,975	1,636	1,672
After ten years	40,685	40,831	––	––

	81,250	81,985	4,450	4,597

Equity securities	4	13	––	––

Totals	$81,254	$81,998	$4,450	$4,597

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $58.2 million and $66.4 million at December 31, 2011 and 2010, respectively.

Information with respect to sales of securities and resulting gross realized gains and losses was as follows:

	Year ended December 31,
	2011	2010
	(In thousands)

Proceeds from sales	$9,413	$4,460
Gross gains	370	104
Gross losses	––	(57)
Tax expense	126	16

During 2011 the Company sold one security with an amortized cost of $295,000 resulting in a realized gain of approximately $7,000 and is included in the table above under gross gains. This security was classified on the books as held to maturity and was sold due to a credit quality down grade of the municipality issuer.

During 2010 the Company sold one security for net proceeds of $971,000 with an amortized cost of $1.0 million resulting in a realized loss of $29,000 and is included in table above under gross losses. This one security was classified on the books as held to maturity and was sold due to a credit quality downgrade of the municipality issuer.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2011 and 2010, was $6.3 million and $35.7 million, which represented approximately 7% and 35% respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)

US Government agencies	$5,992	$(7)	$––	$––	$5,992	$(7)

State and political subdivisions	332	(8)	––	––	332	(8)

Total temporarily impaired securities	$6,324	$(15)	$––	$––	$6,324	$(15)

December 31, 2010
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)

US Government agencies	$33,215	$(728)	$––	$––	$33,215	$(728)

State and political subdivisions	2,484	(28)	––	––	2,484	(28)

Total temporarily impaired securities	$35,699	$(756)	$––	$––	$35,699	$(756)

The contractual terms of those investments in an unrealized loss position do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses

Note 4:      Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2011	2010
	(In thousands)

Commercial loans	$35,387	$32,153
Commercial real estate	148,052	136,369
Residential real estate	61,765	63,378
Installment loans	39,243	46,877

Total gross loans	284,447	278,777

Less allowance for loan losses	(2,921)	(2,740)

Total loans	$281,526	$276,037

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

	2010
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, beginning of year	$890	$999	$251	$100	$150	$2,390
Provision charged to expense	(110)	1,339	296	197	94	1,816
Losses charged off	(256)	(775)	(579)	(160)	––	(1,770)
Recoveries	37	3	261	3	––	304

Balance, end of year	$561	$1,566	$229	$140	$244	$2,740
Ending balance: individually evaluated for impairment	$486	$1,226	$––	$60	$––	$1,772
Ending balance: collectively evaluated for impairment	$75	$340	$229	$80	$244	$968

Loans:
Ending balance: individually evaluated for impairment	$1,184	$5,852	$––	$238	$––	$7,274
Ending balance: collectively evaluated for impairment	$30,969	$130,517	$46,877	$63,140	$––	$271,503

The following tables show the portfolio quality indicators as of December 31, 2011 and 2010. For purposes of monitoring the credit quality and risk characteristics of its loan portfolio, the Company utilizes the following types of loans: commercial and commercial real estate, residential and installment.

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the ALLL, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

The following table shows the portfolio quality indicators as of December 31, 2010:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$28,416	$122,795	$62,517	$46,877	$260,605
Special Mention	134	1,141	623	––	1,898
Substandard	3,603	12,198	238	––	16,039
Doubtful	––	235	––	––	235

	$32,153	$136,369	$63,378	$46,877	$278,777

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2010:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$265	$201	$25	$300	$791	$31,362	$32,153
Commercial real estate	567	525	––	3,163	4,255	132,114	136,369
Installment	421	159	––	240	820	46,057	46,877
Residential	529	279	––	823	1,631	61,747	63,378

Total	$1,782	$1,164	$25	$4,526	$7,497	$271,280	$278,777

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115
Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

The following table presents impaired loans for the year ended December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$518	$518	$––	$510	$22
Commercial real estate	1,186	1,186	––	1,172	45
Consumer	––	––	––	––	––
Residential	77	77	––	69	4
	1,781	1,781	––	1,751	71
Loans with a specific valuation allowance:
Commercial	666	666	486	648	38
Commercial real estate	4,666	4,666	1,226	4,688	80
Consumer	––	––	––	––	––
Residential	161	161	60	148	3
	5,493	5,493	1,772	5,484	121

Total:
Commercial	$1,184	$1,184	$486	$1,158	$60
Commercial Real Estate	$5,852	$5,852	$1,226	$5,860	$125
Consumer	$––	$––	$––	$––	$––
Residential	$238	$238	$60	$217	$7

At December 31, 2011, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following table presents information regarding troubled debt restructurings by class for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

The troubled debt restructurings described above increased the allowance for loan losses by $426,000 and did not result in any charge offs during the year ended December 31, 2011.

There were no defaults of any of the restructurings described above in the last 12 months.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment

Note 5:      Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2011	2010
	(In thousands)

Land, buildings and improvements	$12,710	$11,941
Leasehold improvements	264	264
Furniture and equipment	9,724	9,160
Computer software	1,953	1,822

	24,651	23,187
Less accumulated depreciation	(14,847)	(13,909)

Net premises and equipment	$9,804	$9,278

Interest-bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-bearing Deposits

Note 6:      Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more were $39.5 million at December 31, 2011 and $40.9 million at December 31, 2010.

At December 31, 2011, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)

2012	$62,370
2013	32,441
2014	9,498
2015	7,027
2016	7,070
Thereafter	10,206

$128,612

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings

Note 7:      Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2011	2010
	(In thousands)
Maturities February 2011 through August 2025, primarily at fixed rates ranging from 2.88% to 7.20%, averaging 3.84%	$––	$43,450
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	32,951	––

	$32,951	$43,450

At December 31, 2011 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)

2012	$446
2013	5,386
2014	247
2015	187
2016	6,181
Thereafter	20,504

$32,951

At December 31, 2011 and 2010, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $25.1 million and $2.5 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At both December 31, 2011 and 2010, the Bank had approximately $98.0 million of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2011, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15 million.

Short-term borrowings include approximately $10.0 million and $11.3 million at December 31, 2011 and 2010, respectively, of securities sold under agreements to repurchase. At December 31, 2011 there were no treasury tax and loan obligations. At December 31, 2010, approximately $522,000, for treasury tax and loan obligations was included in short term borrowings.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2011	2010
	(Dollars in thousands)

Balance outstanding at year end	$9,968	$11,321
Average daily balance during the year	$13,020	$12,734
Average interest rate during the year	0.18%	0.21%
Maximum month-end balance during the year	$15,704	$14,931
Weighted-average interest rate at year end	0.18%	0.21%

Securities with an approximate carrying value of $15.2 million and $13.6 million at December 31, 2011 and 2010, respectively, were pledged as collateral for repurchase borrowings.

Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Debentures

Note 8:        Subordinated Debentures

In 2005, a Delaware statutory business trust owned by the Company, United Bancorp Statutory Trust I (“Trust I” or the “Trust”), issued $4.0 million of mandatorily redeemable debt securities. The sale proceeds were utilized to purchase $4.0 million of the Company’s subordinated debentures which mature in 2035. The Company’s subordinated debentures are the sole asset of Trust I. The Company’s investment in Trust I is not consolidated herein as the Company is not deemed the primary beneficiary of the Trust. However, the $4.0 million of mandatorily redeemable debt securities issued by the Trust are includible for regulatory purposes as a component of the Company’s Tier I Capital. Interest on the Company’s subordinated debentures is fixed at 6.25% and is payable quarterly.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 9:      Income Taxes

The provision for income taxes includes these components:

	2011	2010
	(In thousands)

Taxes currently payable	$898	$584
Deferred income taxes	(44)	(365)

Income tax expense	$854	$219

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2011	2010
	(In thousands)

Computed at the statutory rate (34%)	$1,341	$941
(Decrease) increase resulting from
Tax exempt interest	(356)	(484)
Earnings on bank-owned life insurance - net	(187)	(144)
Other	56	(94)

Actual tax expense	$854	$219

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2011	2010
	(In thousands)

Deferred tax assets
Allowance for loan losses	$497	$488
Stock based compensation	292	106
Allowance for losses on foreclosed real estate	182	148
Deferred compensation	668	563
Employee benefit expense	459	225
Intangible assets	66	51
Non-accrual loan interest	––	28
Alternative minimum taxes	186	344

Total deferred tax assets	2,350	1,953

Deferred tax liabilities
Depreciation	(280)	(143)
Deferred loan costs, net	(249)	(288)
Accretion	(20)	(22)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(57)	(73)
Unrealized gains on securities available for sale	(252)	(43)

Total deferred tax liabilities	(1,441)	(1,152)

Net deferred tax asset	$909	$801

Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Other Comprehensive Loss
Note 10:	Other Comprehensive Loss

Other comprehensive loss components and related taxes were as follows:

	2011	2010
	(In thousands)

Unrealized gains (losses) on available-for-sale securities	$977	$(247)
Reclassification adjustment for realized gains on available-for-sale securities included in income	(363)	(76)
Change in unfunded status of defined benefit plan liability	(1,018)	(66)
Amortization of prior service cost included in net periodic pension cost	15	15
Amortization of net loss included in net periodic pension cost	66	71
Components of other comprehensive loss, before tax effect	(323)	(303)
Tax benefit	(110)	(103)

Other comprehensive loss	$(213)	$(200)

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2011	2010
	(In thousands)

Net unrealized gain on securities available-for-sale	$744	$130
Net unrealized loss for unfunded status of defined benefit plan liability	(2,137)	(1,200)

	(1,393)	(1,070)
Tax effect	473	363

Net-of-tax amount	$(920)	$(707)

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters
Note 11:	Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory–and possibly additional discretionary–actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company and the Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Consolidated	$42,176	14.0%	$24,172	8.0%	$	N/A	N/A
Citizens	40,387	13.4	24,120	8.0		30,150	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$39,250	13.0%	$12,086	4.0%	$	N/A	N/A
Citizens	37,461	12.4	12,060	4.0		18,090	6.0%

Tier I Capital (to Average Assets)
Consolidated	$39,250	9.3%	$16,972	4.0%	$	N/A	N/A
Citizens	37,461	9.0	16,623	4.0		20,779	5.0%

As of December 31, 2010
Total Capital (to Risk-Weighted Assets)
Consolidated	$41,672	13.9%	$24,052	8.0%	$	N/A	N/A
Citizens	40,049	13.3	24,022	8.0		30,028	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$38,932	13.0%	$12,026	4.0%	$	N/A	N/A
Citizens	37,309	12.4	12,011	4.0		18,017	6.0%

Tier I Capital (to Average Assets)
Consolidated	$38,932	8.7%	$17,891	4.0%	$	N/A	N/A
Citizens	37,309	8.6	17,392	4.0		21,740	5.0%

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2011 and 2010, the Bank had loans outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features. Such loans are summarized below.

	2011	2010
	(In thousands)

Aggregate balance – January 1	$8,846	$9,450
New loans	352	1,216
Repayments	(1,565)	(1,820)

Aggregate balance – December 31	$7,633	$8,846

Deposits from related parties held by the Bank at December 31, 2011 and 2010, totaled $1.3 million and $1.0 million, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Note 13:	Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $235,000 to the plan in 2012.

The Company uses a December 31 measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2011	2010
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,312)	$(3,133)
Service cost	(304)	(266)
Interest cost	(173)	(180)
Actuarial loss	(772)	(182)
Benefits paid	398	449

End of year	(4,163)	(3,312)

Change in fair value of plan assets
Beginning of year	2,969	2,669
Actual return on plan assets	(8)	349
Employer contribution	250	400
Benefits paid	(398)	(449)

End of year	2,813	2,969

Funded status at end of year	$(1,350)	$(343)

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2011	2010
	(In thousands)

Unamortized net loss	$2,107	$1,155
Unamortized prior service cost	30	45

	$2,137	$1,200

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is approximately $169,000.

The accumulated benefit obligation for the defined benefit pension plan was $2.8 million and $2.4 million at December 31, 2011 and 2010, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2011	2010
	(In thousands)

Projected benefit obligation	$4,164	$3,312
Accumulated benefit obligation	$2,806	$2,366
Fair value of plan assets	$2,814	$2,969

	December 31,
	2011	2010
	(In thousands)

Components of net periodic benefit cost
Service cost	$304	$266
Interest cost	173	180
Expected return on plan assets	(239)	(234)
Amortization of prior service cost	15	15
Amortization of net loss	66	71

Net periodic benefit cost	$319	$298

Significant assumptions include:

	Pension Benefits
	2011	2010

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.40%	5.54%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	5.54%	5.96%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2010 to 2011.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2011:

Pension Benefits
(In thousands)

2012	$190
2013	150
2014	183
2015	98
2016	432
2017-2019	2,309

Total	$3,362

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 8%. The target asset allocation percentages for both 2011 and 2010 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

At December 31, 2011 and 2010, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2011	2010

Equity securities	76.7%	74.9%
Debt securities	22.4	24.0
Cash and cash equivalents	0.9	1.1

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2011 and 2010, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2011
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$25	$25	$––	$––
Mutual funds – equities
International	187	187	––	––
Real estate	31	31	––	––
Large Cap	1,139	1,139	––	––
Small and Mid Cap	776	776	––	––
Commodities	26	26
Mutual funds – fixed income
Core bond	544	544	––	––
High yield corporate	86	86	––	––

Total	$2,814	$2,814	$––	$––

December 31, 2010
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$32	$32	$––	$––
Mutual funds – equities
International	209	209	––	––
Real estate	30	30	––	––
Large Cap	1,157	1,157	––	––
Small and Mid Cap	799	799	––	––
Commodities	30	30
Mutual funds – fixed income
Core bond	593	593	––	––
High yield corporate	119	119	––	––

Total	$2,969	$2,969	$––	$––

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2011 and 2010.

ESOP and 401(k) expense for the years ended December 31, 2011 and 2010 was approximately $203,000 and $200,000, respectively.

Share information for the ESOP is as follows at December 31, 2011 and 2010:

	2011	2010

Allocated shares at beginning of the year	109,971	87,201
Shares released for allocation during the year	23,639	23,639
Shares distributed due to retirement/diversification	(8,950)	(869)
Unearned shares	212,718	236,357

Total ESOP shares	337,378	346,328

Fair value of unearned shares at December 31	$1,800,000	$2,059,000

At December 31, 2011, the fair value of the 124,660 allocated shares held by the ESOP was approximately $1,055,000.

Split DollarLife Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. The accumulated post retirement benefit obligation at December 31, 2011 and 2010 was $1.2 million and $1.3, respectively.

Stock Option and Restricted Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Option and Restricted Stock Plans
Note 14:	Stock Option and Restricted Stock Plans

The Company’s Employee Share Option Plan (the “1996 Plan”), which was stockholder approved, permitted the grant of share options to its employees. During 2008, the Company’s stockholders authorized the adoption of the United Bancorp, Inc. 2008 Stock Incentive Plan (the “2008 Plan”). No more than 500,000 shares of the Company’s common stock may be issued under the 2008 Plan. The shares that may be issued may be authorized but unissued shares or treasury shares. The 2008 Plan permits the grant of incentive awards in the form of options, stock appreciation rights, restricted share and share unit awards, and performance share awards. The 2008 Plan contains annual limits on certain types of awards to individual participants. In any calendar year, no participant may be granted awards covering more than 25,000 shares.

The Company believes that such awards better align the interests of its employees with those of its stockholders. Stock options are generally granted with an exercise price, and restricted stock awards are valued, equal to the market price of the Company’s stock at the date of grant; stock option awards generally vest within 9.25 years of continuous service and have a 9.5 year contractual term. Restricted stock awards generally vest over a 9.5 year contractual term, or over the period to retirement, whichever is shorter. Restricted stock awards have no post-vesting restrictions. Stock options and restricted stock awards provide for accelerated vesting if there is a change in control (as defined in the Plans).

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model. There were no stock options granted in 2011 and 2010.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, beginning of year	53,714	$10.34	$––	$––
Granted	––	––	––	––
Exercised	––	––	––	––
Forfeited or expired	––	––	––	––

Outstanding, end of year	53,714	$10.34	3.2	$––

Exercisable, end of year	––	$––	––	$––

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2011, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	180,000	$8.35
Granted	––	––
Vested	––	––
Forfeited	(10,000)	$8.35

Nonvested, end of year	170,000	$8.35

Total compensation cost recognized in the income statement for share-based payment arrangements during the years ended December 31, 2011 and 2010 was $200,000 and $220,000, respectively. The recognized tax benefits related thereto were $68,000 and $75,000, for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011 and 2010, there was $955,000 and $1.2 million, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 6.9 years.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2011
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,091

Dividends on non-vested restricted stock	(95)

Net income allocated to stockholders	2,996

Basic earnings per share
Income available to common stockholders	––	4,754,739	$0.63

Effect of dilutive securities
Restricted stock awards	––	41,067

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,996	$4,795,806	$0.62

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2011, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2010
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$2,547

Dividends on non-vested restricted stock	(101)

Net income allocated to stockholders	2,446

Basic earnings per share
Income available to common stockholders		4,690,458	$0.52

Effect of dilutive securities
Restricted stock awards		27,192

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,446	$4,717,650	$0.52

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2010, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Note 16:	Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company also utilizes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include equity securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include government agency securities, mortgage-backed securities, certain collateralized mortgage and debt obligations and certain municipal securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy and include other less liquid securities.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$64,168	$––	$64,168	$––

State and political subdivisions	17,817	––	17,817	––

Equity securities	13	13	––	––

		December 31, 2010 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$61,233	$––	$61,233	$––

State and political subdivisions	25,295	––	25,295	––

Government sponsored entities mortgage-backed securities	9,614	––	9,614	––

Equity securities	13	13	––	––

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Impaired loans consisted primarily of loans secured by nonresidential real estate. Management has determined fair value measurements on impaired loans primarily through evaluations of appraisals performed.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Management has determined fair value measurements on foreclosed assets held for sale primarily through evaluations of appraisals performed, and current and past offers for the real estate under evaluation.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Impaired loans	$1,746	$––	$––	$1,746
Foreclosed assets held for sale	415	––	––	415

		December 31, 2010 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Impaired loans	$3,595	$––	$––	$3,595
Foreclosed assets held for sale	238	––	––	238

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)

Financial assets
Cash and cash equivalents	$15,681	$15,681	$10,935	$10,935
Certificates of deposit in other financial institutions	––	––	2,564	2,564
Available-for-sale securities	81,998	81,998	96,155	96,155
Held-to-maturity securities	4,450	4,597	6,331	6,510
Loans, net of allowance for loan losses	281,526	283,055	276,037	276,699
Federal Home Loan Bank stock	4,810	4,810	4,810	4,810
Accrued interest receivable	1,410	1,410	1,441	1,441

Financial liabilities
Deposits	328,540	313,817	325,446	308,387
Short-term borrowings	9,968	9,955	11,843	11,829
Federal Home Loan Bank advances	32,951	35,617	43,450	45,316
Subordinated debentures	4,000	3,632	4,000	3,412
Interest payable	234	234	337	337

The following methods and assumptions were used to estimate the fair value of each class of financial instruments not previously discussed.

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable and Certificates of Deposit in Other Financial Institutions

The carrying amount approximates fair value.

Held-to-Maturity Securities

Fair value is based on quoted market prices if available. If a quoted market price is not available fair value is estimated using quoted market prices for similar securities.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Short-term Borrowings, Subordinated Debentures and Federal Home Loan Bank Advances

Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

Interest Payable

The carrying amount approximates fair value.

Commitments to Originate Loans, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. Fair values of commitments were not material at December 31, 2011 and 2010.

Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2011
Significant Estimates and Concentrations
Note 17:	Significant Estimates and Concentrations

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk.

Commitments and Credit Risk	12 Months Ended
Dec. 31, 2011
Commitments and Credit Risk
Note 18:	Commitments and Credit Risk

At December 31, 2011 and 2010, total commercial and commercial real estate loans made up 64.5% and 60.5%, respectively, of the loan portfolio. Installment loans account for 13.8% and 16.8%, respectively, of the loan portfolio. Real estate loans comprise 21.7% and 22.7% of the loan portfolio as of December 31, 2011 and 2010, respectively, and primarily include first mortgage loans on residential properties and home equity lines of credit.

Included in cash and due from banks as of December 31, 2011 and 2010, is $10.4 million and $5.1 million, respectively, of deposits with the Federal Reserve Bank of Cleveland.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2011 and 2010, the Company had outstanding commitments to originate variable rate loans aggregating approximately $11.0 million and $7.6 million, respectively. The commitments extended over varying periods of time with the majority being disbursed within a one-year period.

Mortgage loans in the process of origination represent amounts that the Company plans to fund within a normal period of 60 to 90 days, some of which are intended for sale to investors in the secondary market. The Company did not have any mortgage loans in the process of origination which are intended for sale at December 31, 2011. Total mortgage loans in the process of origination which are intended for sale amounted to approximately $1.6 million at December 31, 2010.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Fees for letters of credit are initially recorded by the Company as deferred revenue and are included in earnings at the termination of the respective agreements. Should the Company be obligated to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $962,000 and $897,000, at December 31, 2011 and 2010, respectively, with terms not exceeding nine months. At both December 31, 2011 and 2010, the Company had no deferred revenue under standby letter of credit agreements.

Lines of Credit and Other

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2011, the Company had granted unused lines of credit to borrowers aggregating approximately $11.1 million and $30.0 million for commercial lines and open-end consumer lines, respectively. At December 31, 2010, the Company had granted unused lines of credit to borrowers aggregating approximately $12.9 million and $29.2 million for commercial lines and open-end consumer lines, respectively.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2011, the Company held approximately $148.1 million in loans secured by commercial real estate and distributed within three distinct geographic areas in which the Company operates. Due to national, state and local economic conditions, values for commercial and development real estate have declined significantly and the market for these properties is depressed.

The accompanying consolidated financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Note 19:	Recent Accounting Pronouncements

FASB Accounting Standards Update (ASU) 2010-20, Receivables: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (Topic 310), issued on July 21, 2010, concerns improved disclosures regarding the credit quality in a financial institution’s loan portfolio. The guidance requires additional disaggregation of the credit portfolio by portfolio segment and class of receivable, a revised roll forward of the allowance for credit losses, presentation of the credit portfolio by credit quality indicators, an aging schedule of past due receivables, disclosure of troubled debt restructurings and purchases and sales of receivables by portfolio segment. The period-end disclosures were effective for periods ending on or after December 15, 2010 (December 31, 2010 for the Company). The activity disclosures are effective for periods beginning on or after December 15, 2010 (January 1, 2011 for the Company). The Company adopted FASB ASU 2010-20 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-02, Receivables (Topic 310), A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring, issued in April 2011, amends Subtopic 310-40 to clarify existing guidance related to a creditor’s evaluation of whether a restructuring of debt is considered a troubled debt restructuring. The amendments add additional clarity in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties. The updated guidance and related disclosure requirements are effective for financial statements issued for the first interim or annual period beginning on or after June 15, 2011, and should be applied retroactively to the beginning of the annual period of adoption. Early adoption is permitted. The Company adopted FASB ASU 2011-02 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements, issued in April 2011, improves the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The updated guidance is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. Management is currently evaluating the impact of the guidance on the Company’s condensed consolidated financial statements.

FASB ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements, issued in May 2011, provides guidance in common fair value measurement and disclosure requirements. The amendment changes the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the guidance on the Company’s condensed consolidated financial statements.

FASB ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, issued in June 2011, is designed to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in comprehensive income. The amendments are effective during interim and annual periods beginning after December 15, 2011. Management does not expect adoption of this standard to have a material impact on the Company’s condensed consolidated financial statements.

FASB ASU 2011-08, Intangibles (Topic 350), Testing Goodwill for Impairment, issued in September 2011, is designed to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test in Topic 350. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Management does not expect adoption of this standard to have a material impact on the Company’s consolidated financial statements.

FASB ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-12, issued in December 2011 is a deferral of only those changes in update 2011-05 that relates to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in Update 2011-05 are not affected by this update, including the requirements to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial  statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management does not expect adoption of this standard to have a material impact on the Company’s consolidated financial statements.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2011	2010
	(In thousands)
Assets
Cash and cash equivalents	$1,820	$1,812
Investment in the Bank	38,393	37,958
Corporate owned life insurance	272	272
Other assets	1,583	1,129

Total assets	$42,068	$41,171

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	1,886	1,590
Stockholders’ equity	36,182	35,581

Total liabilities and stockholders’ equity	$42,068	$41,171

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
	(In thousands)

Operating Income
Dividends from subsidiary	$4,448	$3,154
Interest and dividend income from securities and federal funds	-	10

Total operating income	4,448	3,164

General, Administrative and Other Expenses	1,959	1,907

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	2,489	1,257

Income Tax Benefits	572	563

Income Before Equity in Undistributed Income of Subsidiary	3,061	1,820

Equity in Undistributed Income of Subsidiary	30	727

Net Income	$3,091	$2,547

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
	(In thousands)

Operating Activities
Net income	$3,091	$2,547
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(30)	(727)
Amortization of ESOP and share-based compensation plans	403	421
Net change in other assets and other liabilities	(788)	531

Net cash provided by operating activities	2,688	2,784

Financing Activities
Dividends paid to stockholders	(2,988)	(2,960)
Proceeds from purchases of common stock by the dividend reinvestment plan	236	458
Shares purchased for deferred compensation plan	72	104

Net cash used in financing activities	(2,680)	(2,398)

Net Change in Cash and Cash Equivalents	8	386

Cash and Cash Equivalents at Beginning of Year	1,812	1,426

Cash and Cash Equivalents at End of Year	$1,820	$1,812

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Note 21:	Quarterly Financial Data (Unaudited)

The following table summarizes the Company’s quarterly results of operations for the years ended December 31, 2011 and 2010.

	Three Months Ended
2011:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,038	$5,212	$5,071	$4,890
Total interest expense	1,256	1,220	1,141	1,090

Net interest income	3,782	3,992	3,930	3,800

Provision for loan losses	648	494	401	425
Other income	694	895	832	721
Gain on sale of securities - net	370	––	––	––
General, administrative and other expense	3,294	3,473	3,300	3,036

Income before income taxes	904	920	1,061	1,060
Federal income taxes	166	168	260	260

Net income	$738	$752	$801	$800

Earnings per share
Basic	$0.15	$0.15	$0.16	$0.17

Diluted	$0.15	$0.15	$0.16	$0.16

	Three Months Ended
2010:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,530	$5,513	$5,403	$5,221
Total interest expense	1,804	1,715	1,582	1,379

Net interest income	3,726	3,798	3,821	3,842

Provision for loan losses	360	370	321	765
Other income	776	859	849	786
Gain on sale of securities - net	––	––	47	––
General, administrative and other expense	3,371	3,471	3,687	3,393

Income before income taxes	771	816	709	470
Federal income taxes	88	115	(1)	17

Net income	$683	$701	$710	$453

Earnings per share
Basic	$0.14	$0.14	$0.15	$0.09

Diluted	$0.14	$0.14	$0.15	$0.09